Supplemental cash flow information	12 Months Ended
Dec. 31, 2020
Supplemental cash flow information
Supplemental cash flow information

18.   Supplemental cash flow information

	Year ended December 31,
(in thousands of U.S. dollars)	2020	2019	2018
Supplemental disclosure of non-cash investing activities
Non-cash expenditures for vessel and other equipment	$—	—	$(229)
Supplemental disclosure of non-cash financing activities
Non-cash indemnifications received	$11,850	—	$—

Refer to note 14 for non-cash indemnification received information.